Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The SEC defined CAP data set forth in the table below does not reflect amounts actually realized by our NEOs. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the fiscal year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based upon changes in our stock price. The actual values realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.

					Value of Initial Fixed $100 Investment Based on(4)
Fiscal Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non- PEO NEOs(3)	POWL Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net Income ($ Million)	EBITDA ($ Million)(6)
2025	$3,600,369	$9,181,758	$807,530	$1,765,801	$1,340.31	$182.35	$180.7	$225.1
2024	$3,436,178	$14,886,786	$994,184	$3,988,930	$971.27	$142.14	$149.8	$185.6
2023	$2,922,261	$9,644,940	$1,084,655	$3,097,161	$359.76	$117.21	$54.5	$71.1
2022	$2,277,914	$2,073,440	$820,511	$766,145	$89.31	$83.41	$13.7	$18.9

Note: (1)	Brett A. Cope was our PEO for each of the fiscal years presented above.
(2)
To calculate Compensation Actually Paid (“CAP”) for the PEO, the adjustments shown in the table below were made to the Summary Compensation Table (“SCT”) total in accordance with SEC methodology for determining CAP for each year shown.

(3)	To calculate CAP for the Non-PEO NEOs, the adjustments shown in the table below were made to the SCT total in accordance with SEC methodology for determining CAP for each year shown.
(4)	The comparison of total shareholder returns assumes that $100 was invested September 30, 2021 and that dividends were reinvested when paid.
(5)	The peer group used in this disclosure is the Proxy Peer Group.
(6)
We have determined that EBITDA is the financial measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs for the most recently completed fiscal year, to Company performance.

Year	2025	2024	2023	2022
PEO	Cope	Cope	Cope	Cope
SCT Total Compensation	$3,600,369	$3,436,178	$2,922,261	$2,277,914
Less: Stock Award Values Reported in SCT for the Covered Fiscal Year	$(1,129,268)	$(1,034,316)	$(922,684)	$(780,312)
Plus: Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year	$1,574,953	$2,256,972	$2,998,244	$552,760
Plus: Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year	$314,869	$451,306	$599,616	$110,552
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years	$673,658	$3,970,034	$1,282,112	$(80,000)
Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year	$4,002,442	$5,665,813	$2,621,796	$(51,364)
Plus: Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting	$144,735	$140,799	$143,595	$43,890
Compensation Actually Paid	$9,181,758	$14,886,786	$9,644,940	$2,073,440

Year	2025	2024	2023	2022
Non-PEO NEOs	Metcalf, Callahan* and Tuninetti*	Metcalf, Callahan and Honeycutt *	Metcalf and Honeycutt	Metcalf and Honeycutt
Average Total Compensation in SCT	$807,530	$994,184	$1,084,655	$820,511
Less: Average Stock Award Values Reported in SCT for the Covered Fiscal Year	$(242,221)	$(220,428)	$(323,152)	$(207,583)
Plus: Average Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year	$231,656	$357,601	$1,119,150	$147,045
Plus: Average Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year	$152,405	$219,548	$140,930	$29,413
Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years	$66,256	$868,997	$341,054	$(21,249)
Average Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year	$730,831	$1,739,914	$696,563	$(13,780)
Plus: Average Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting	$19,344	$29,114	$37,961	$11,788
Average Compensation Actually Paid	$1,765,801	$3,988,930	$3,097,161	$766,145

*	Messrs. Honeycutt and Callahan retired from the Company effective January 5, 2024 and December 20, 2024 respectively. Mr. Tuninetti joined the Company effective February 3, 2025.

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
Note: (1)	Brett A. Cope was our PEO for each of the fiscal years presented above.
*	Messrs. Honeycutt and Callahan retired from the Company effective January 5, 2024 and December 20, 2024 respectively. Mr. Tuninetti joined the Company effective February 3, 2025.

Peer Group Issuers, Footnote
(5)	The peer group used in this disclosure is the Proxy Peer Group.

PEO Total Compensation Amount	$ 3,600,369	$ 3,436,178	$ 2,922,261	$ 2,277,914
PEO Actually Paid Compensation Amount	$ 9,181,758	14,886,786	9,644,940	2,073,440
Adjustment To PEO Compensation, Footnote
(2)
To calculate Compensation Actually Paid (“CAP”) for the PEO, the adjustments shown in the table below were made to the Summary Compensation Table (“SCT”) total in accordance with SEC methodology for determining CAP for each year shown.

Year	2025	2024	2023	2022
PEO	Cope	Cope	Cope	Cope
SCT Total Compensation	$3,600,369	$3,436,178	$2,922,261	$2,277,914
Less: Stock Award Values Reported in SCT for the Covered Fiscal Year	$(1,129,268)	$(1,034,316)	$(922,684)	$(780,312)
Plus: Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year	$1,574,953	$2,256,972	$2,998,244	$552,760
Plus: Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year	$314,869	$451,306	$599,616	$110,552
Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years	$673,658	$3,970,034	$1,282,112	$(80,000)
Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year	$4,002,442	$5,665,813	$2,621,796	$(51,364)
Plus: Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting	$144,735	$140,799	$143,595	$43,890
Compensation Actually Paid	$9,181,758	$14,886,786	$9,644,940	$2,073,440

Non-PEO NEO Average Total Compensation Amount	$ 807,530	994,184	1,084,655	820,511
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,765,801	3,988,930	3,097,161	766,145
Adjustment to Non-PEO NEO Compensation Footnote
(3)	To calculate CAP for the Non-PEO NEOs, the adjustments shown in the table below were made to the SCT total in accordance with SEC methodology for determining CAP for each year shown.

Year	2025	2024	2023	2022
Non-PEO NEOs	Metcalf, Callahan* and Tuninetti*	Metcalf, Callahan and Honeycutt *	Metcalf and Honeycutt	Metcalf and Honeycutt
Average Total Compensation in SCT	$807,530	$994,184	$1,084,655	$820,511
Less: Average Stock Award Values Reported in SCT for the Covered Fiscal Year	$(242,221)	$(220,428)	$(323,152)	$(207,583)
Plus: Average Year-End Fair Value for Stock Awards Granted in Covered Fiscal Year	$231,656	$357,601	$1,119,150	$147,045
Plus: Average Year-End Fair Value of Awards Granted and Vested in Covered Fiscal Year	$152,405	$219,548	$140,930	$29,413
Average Change in Fair Value of Outstanding Unvested Stock Awards from Prior Fiscal Years	$66,256	$868,997	$341,054	$(21,249)
Average Change in Fair Value of Stock Awards from Prior Years that Vested in Covered Fiscal Year	$730,831	$1,739,914	$696,563	$(13,780)
Plus: Average Dividend Equivalents Earned During Applicable Fiscal Year Upon Vesting	$19,344	$29,114	$37,961	$11,788
Average Compensation Actually Paid	$1,765,801	$3,988,930	$3,097,161	$766,145

*	Messrs. Honeycutt and Callahan retired from the Company effective January 5, 2024 and December 20, 2024 respectively. Mr. Tuninetti joined the Company effective February 3, 2025.

Compensation Actually Paid vs. Total Shareholder Return
The following graph illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and average CAP for our Non-PEO NEOs in relationship to the Company’s three year cumulative TSR versus our Proxy Peer group as well as the IShares Russell 2000 Index.

Compensation Actually Paid vs. Net Income	The following graph illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and average CAP for our Non-PEO NEOs versus the Company’s Net Income.
Compensation Actually Paid vs. Company Selected Measure	The following graph illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and average CAP for our Non-PEO NEOs versus the Company’s selected measure, EBITDA.
Total Shareholder Return Vs Peer Group
The following graph illustrates the relationship of Compensation Actually Paid (CAP) for our PEO and average CAP for our Non-PEO NEOs in relationship to the Company’s three year cumulative TSR versus our Proxy Peer group as well as the IShares Russell 2000 Index.

Tabular List, Table
The most important Financial Performance measures used by the Company to link Compensation Actually Paid to Company Performance for the most recently completed fiscal year for PEO and Non-PEO NEOs, as described in greater detail in the Executive Compensation section of this Proxy Statement, are as follows:
(i)	EBITDA
(ii)	Working Capital (% of Revenue)
(iii)	Net Income

Total Shareholder Return Amount	$ 1,340.31	971.27	359.76	89.31
Peer Group Total Shareholder Return Amount	182.35	142.14	117.21	83.41
Net Income (Loss)	$ 180,700,000	$ 149,800,000	$ 54,500,000	$ 13,700,000
Company Selected Measure Amount	225,100,000	185,600,000	71,100,000	18,900,000
PEO Name	Brett A. Cope	Brett A. Cope	Brett A. Cope	Brett A. Cope
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Working Capital (% of Revenue)
Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,129,268)	$ (1,034,316)	$ (922,684)	$ (780,312)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,574,953	2,256,972	2,998,244	552,760
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	673,658	3,970,034	1,282,112	(80,000)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	314,869	451,306	599,616	110,552
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,002,442	5,665,813	2,621,796	(51,364)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	144,735	140,799	143,595	43,890
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,221)	(220,428)	(323,152)	(207,583)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,656	357,601	1,119,150	147,045
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,256	868,997	341,054	(21,249)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	152,405	219,548	140,930	29,413
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	730,831	1,739,914	696,563	(13,780)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 19,344	$ 29,114	$ 37,961	$ 11,788